Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit after tax for the period	£ 649	£ 741
Available-for-sale securities:
- Change in fair value		72
- Income statement transfers		(48)
- Taxation		(5)
Other comprehensive income available-for-sale securities, total		19
Movement in fair value reserve (debt instruments):
- Change in fair value	(94)
- Income statement transfers	67
- Taxation	6
Other comprehensive income fair value reserve (debt instruments)	(21)
Cash flow hedges:
- Effective portion of changes in fair value	84	(48)
- Income statement transfers	(190)	(124)
- Taxation	21	48
Other comprehensive income cash flow hedges, total	(85)	(124)
Net other comprehensive income that may be reclassified to profit or loss subsequently	(106)	(105)
Pension remeasurement:
- Change in fair value	529	79
- Taxation	(132)	(20)
Pension remeasurement, total	397	59
Own credit adjustment:
- Change in fair value	(31)	(23)
- Taxation	8	6
Own credit adjustment, total	(23)	(17)
Net other comprehensive income that will not be reclassified to profit or loss subsequently	374	42
Total other comprehensive income for the period net of tax	268	(63)
Total comprehensive income	917	678
Attributable to:
Equity holders of the parent	904	666
Non-controlling interests	13	12
Total comprehensive income	£ 917	£ 678